INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2025
Classes of current inventories [abstract]
Schedule of composition of inventories
The composition of Inventories is as follows:

	As of December 31, 2025	As of December 31, 2024
	ThUS$	ThUS$
Technical stock (*)	415,141	390,259
Non-technical stock (**)	43,425	48,271
Total	458,566	438,530

(*) Correspond to spare parts and materials that will be used in both own and third-party maintenance services.

(**) Consumables of on-board services, uniforms and other indirect materials

Schedule of average acquisition cost net of their obsolescence provision
These are valued at their average acquisition cost net of their obsolescence provision according to the following detail:

	As of December 31, 2025	As of December 31, 2024
	ThUS$	ThUS$
Provision for obsolescence Technical stock	84,136	76,167
Provision for obsolescence Non-technical stock	8,991	8,700
Total	93,127	84,867